INVESTMENTS - LONG TERM INVESTMENTS (Details)		12 Months Ended
	Feb. 19, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) director shares	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Aug. 25, 2014 USD ($)	Aug. 25, 2014 CNY (¥)	Feb. 19, 2014 CNY (¥)
LONG TERM INVESTMENTS
Less: accumulated impairment		$ (2,874,000)			¥ (1,716,000)					¥ (19,956,000)
Long term Investments		4,920,000			50,157,000					34,159,000
Other than temporary impairment of cost method investments		2,627,000	¥ 18,240,000		0	¥ 0
PRC Fund
LONG TERM INVESTMENTS
Long term cost investments		$ 1,455,000			10,103,000					¥ 10,103,000
Additional investment | ¥					1,000,000	1,500,000	¥ 1,500,000	¥ 3,000,000	¥ 3,103,000
PRC Fund | Maximum
LONG TERM INVESTMENTS
Percentage of interest in cost method investments		5.00%								5.00%
United States Fund
LONG TERM INVESTMENTS
Long term cost investments		$ 2,835,000			17,841,000					¥ 19,683,000
Additional investment		$ 265,000	1,842,000	$ 1,303,000		¥ 2,692,000	¥ 4,814,000	¥ 3,000,000	¥ 6,033,000
United States Fund | Maximum
LONG TERM INVESTMENTS
Percentage of interest in cost method investments		5.00%								5.00%
Investment in Flashapp Inc. ("Flashapp")
LONG TERM INVESTMENTS
Long term cost investments		$ 1,763,000			12,240,000					¥ 12,240,000
Number of persons on Board of Directors | director							5
Number of Board Directors may be appointed by the entity | director							2
Other than temporary impairment of cost method investments		1,763,000	12,240,000
Investment in Flashapp Inc. ("Flashapp") | Series A Preferred Shares
LONG TERM INVESTMENTS
Number of units or shares purchased of cost method investments | shares							13,971,428
Cost of investment of cost method investments | ¥							¥ 12,240,000
Period from the issuance date on or after which the company has the right to request redemption of cost method investments							5 years
Redemption price as a percentage of original issuance price of cost method investments							120.00%
Investee A
LONG TERM INVESTMENTS
Long term cost investments		864,000			6,000,000					6,000,000
Percentage of interest in cost method investments											6.25%	6.25%
Cost of investment of cost method investments											$ 967,000	¥ 6,000,000
Other than temporary impairment of cost method investments		864,000	¥ 6,000,000
Investee B
LONG TERM INVESTMENTS
Long term cost investments		58,000								400,000
Investee C
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		247,000			1,716,000					1,716,000
Investee D
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		572,000			3,973,000					3,973,000
Cost of available-for-sale investment	$ 494,000												¥ 3,068,000
Fair value of investments		$ 572,000			¥ 3,973,000					¥ 3,973,000
Basis of spread rate	prime rate
Margin (as a percent)	2.00%
Term of debt	2 years
Investee D | Maximum
LONG TERM INVESTMENTS
Conversion price as a percentage of Series A financing price	25.00%